Subsequent Events (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 22, 2021 USD ($) $ / shares shares	Jan. 13, 2021 USD ($) D $ / shares shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 26, 2021 shares
Subsequent Event [Line Items]
Change in fair value of earnout interests liability | $				$ 2,338	$ 0
Subsequent event
Subsequent Event [Line Items]
VWAP exceeded by company | $ / shares		$ 14.00
Number of trading days to calculate VWAPs | D		10
Number of consecutive trading days to calculate VWAPs | D		20
Change in fair value of earnout interests liability | $		$ 13,700
Subsequent event | Public Warrants
Subsequent Event [Line Items]
Number of shares called by warrants			11,442,389
Exercise price of warrants | $ / shares			$ 11.50
Subsequent event | Private Warrants
Subsequent Event [Line Items]
Number of shares called by warrants						2,571,808
Class A Common Stock | Subsequent event
Subsequent Event [Line Items]
Number of shares reclassed to equity		1,212,813
Number of shares called by warrants	11,500,000
Exercise price of warrants | $ / shares	$ 11.50
Class A Common Stock | Subsequent event | Public Warrants
Subsequent Event [Line Items]
Total potential cash proceeds | $	$ 131,600
Stock Issued During Period, Shares, New Issues			11,442,389
Class V common stock | Subsequent event
Subsequent Event [Line Items]
Number of shares reclassed to equity		15,000,000